UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-2857

Name of Fund:  BlackRock High Income Fund of
               BlackRock Bond Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, BlackRock High Income Fund of BlackRock Bond Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 03/31/2007

Date of reporting period: 10/01/06 - 12/31/06

Item 1 - Schedule of Investments


BlackRock High Income Fund of BlackRock Bond Fund, Inc.


Schedule of Investments as of December 31, 2006                                                                 (in U.S. dollars)

                                         Face
Industry                               Amount   Corporate Bonds                                                         Value
Aerospace & Defense -        USD    5,600,000   Alliant Techsystems, Inc., 6.75% due 4/01/2016                    $     5,600,000
1.1%                                3,395,000   Argo-Tech Corp., 9.25% due 6/01/2011                                    3,666,600
                                    2,755,000   Bombardier, Inc., 8% due 11/15/2014 (f)                                 2,823,875
                                      875,000   DRS Technologies, Inc., 6.625% due 2/01/2016                              881,562
                                    3,000,000   Standard Aero Holdings, Inc., 8.25% due 9/01/2014                       3,030,000
                                                                                                                  ---------------
                                                                                                                       16,002,037

Airlines - 0.0%                       299,609   Continental Airlines, Inc. Series 1998-1-C, 6.541%
                                                due 9/15/2009                                                             299,983

Automotive - 7.1%                  15,475,000   American Tire Distributors, Inc., 11.61% due 4/01/2012 (a)             14,778,625
                                    1,350,000   American Tire Distributors, Inc., 10.75% due 4/01/2013                  1,265,625
                                    8,100,000   Asbury Automotive Group, Inc., 8% due 3/15/2014                         8,221,500
                                    5,150,000   AutoNation, Inc., 7.36% due 4/15/2013 (a)                               5,175,750
                                    1,350,000   Cooper-Standard Automotive, Inc., 7% due 12/15/2012                     1,211,625
                                   10,000,000   Ford Motor Co., 7.45% due 7/16/2031                                     7,850,000
                                    5,890,000   Ford Motor Co., 4.25% due 12/15/2036 (c)                                6,294,938
                                    9,540,000   Ford Motor Credit Co., 5.80% due 1/12/2009                              9,366,782
                                    1,540,000   Ford Motor Credit Co., 5.70% due 1/15/2010                              1,476,249
                                    6,490,000   Ford Motor Credit Co., 8.11% due 1/13/2012 (a)                          6,431,064
                                    1,500,000   General Motors Acceptance Corp., 6.75% due 12/01/2014                   1,540,699
                                    6,020,000   General Motors Corp., 8.375% due 7/15/2033                              5,568,500
                                    1,090,000   The Goodyear Tire & Rubber Co., 9.14% due 12/01/2009 (a)(f)             1,094,087
                                    1,260,000   The Goodyear Tire & Rubber Co., 7.857% due 8/15/2011                    1,266,300
                                   10,035,000   The Goodyear Tire & Rubber Co., 8.625% due 12/01/2011 (f)              10,361,137
                                    1,550,000   The Goodyear Tire & Rubber Co., 4% due 6/15/2034 (c)                    2,797,750
                                    6,515,000   Lear Corp., 8.75% due 12/01/2016 (f)                                    6,295,119
                                      690,000   Metaldyne Corp., 10% due 11/01/2013                                       738,300
                                    6,375,000   Tenneco Automotive, Inc., 8.625% due 11/15/2014                         6,502,500
                                    1,110,000   Titan International, Inc., 8% due 1/15/2012 (f)                         1,116,938
                                    5,630,000   United Auto Group, Inc., 7.75% due 12/15/2016 (f)                       5,658,150
                                                                                                                  ---------------
                                                                                                                      105,011,638

Broadcasting - 2.5%                 6,255,000   Barrington Broadcasting Group LLC, 10.50% due 8/15/2014 (f)             6,348,825
                                    3,300,000   LIN Television Corp. Series B, 6.50% due 5/15/2013                      3,143,250
                                    1,820,000   Nexstar Finance, Inc., 7% due 1/15/2014                                 1,710,800
                                   17,175,000   Paxson Communications Corp., 8.61% due 1/15/2012 (a)(f)                17,389,688
                                      150,000   Salem Communications Corp., 7.75% due 12/15/2010                          152,250
                                    8,400,000   Young Broadcasting, Inc., 10% due 3/01/2011                             7,980,000
                                                                                                                  ---------------
                                                                                                                       36,724,813

Cable - International - 0.8%       11,225,000   NTL Cable Plc, 9.125% due 8/15/2016                                    11,856,406

Cable - U.S. - 6.0%                25,500,000   Adelphia Communications Corp., 6% due 2/15/2006 (c)(j)(m)                  15,300
                                   15,250,000   CCH I LLC, 11% due 10/01/2015                                          15,650,312
                                    2,810,000   Cablevision Systems Corp. Series B, 9.87% due 4/01/2009 (a)             2,964,550
                                    2,875,000   Cablevision Systems Corp. Series B, 8% due 4/15/2012                    2,824,687
                                    3,000,000   Charter Communications Holdings II LLC, 10.25%
                                                due 9/15/2010                                                           3,138,750
                                      860,000   Charter Communications Holdings II LLC, 10.25%
                                                due 9/15/2010                                                             897,625
                                    1,920,000   DirecTV Holdings LLC, 8.375% due 3/15/2013                              1,996,800
                                    9,200,000   Echostar DBS Corp., 7.125% due 2/01/2016                                9,200,000
                                    5,100,000   Intelsat Subsidiary Holding Co. Ltd., 10.252%
                                                due 1/15/2012 (a)                                                       5,144,625
                                    5,200,000   Intelsat Subsidiary Holding Co. Ltd., 8.25% due 1/15/2013               5,278,000
                                    9,475,000   Intelsat Subsidiary Holding Co. Ltd., 8.625% due 1/15/2015              9,854,000
                                    1,762,000   Loral Spacecom Corp., 14% due 11/15/2015 (h)                            2,021,895
                                    4,737,000   PanAmSat Corp., 9% due 8/15/2014                                        5,003,456
                                   17,500,000   PanAmSat Corp., 9% due 6/15/2016 (f)                                   18,528,125
                                    2,775,000   Quebecor Media, Inc., 7.75% due 3/15/2016                               2,833,969
                                    3,275,000   Rainbow National Services LLC, 10.375% due 9/01/2014 (f)                3,639,344
                                                                                                                  ---------------
                                                                                                                       88,991,438

Chemicals - 6.6%                    3,175,000   BCP Crystal Holdings Corp., 9.625% due 6/15/2014                        3,508,375
                                    2,375,000   Equistar Chemicals LP, 8.75% due 2/15/2009                              2,487,812
                                    6,050,000   Equistar Chemicals LP, 10.625% due 5/01/2011                            6,443,250
                                    2,673,000   Huntsman International, LLC, 9.875% due 3/01/2009                       2,753,190
                                    5,965,000   Ineos Group Holdings Plc, 8.50% due 2/15/2016 (f)                       5,696,575
                                    3,605,000   Innophos, Inc., 8.875% due 8/15/2014                                    3,659,075
                                   11,395,000   Lyondell Chemical Co., 8.25% due 9/15/2016                             11,964,750
                                    7,950,000   MacDermid, Inc., 9.125% due 7/15/2011                                   8,268,000
                                    6,750,000   Millennium America, Inc., 9.25% due 6/15/2008                           6,969,375
                                    8,410,000   Momentive Performance Materials, Inc., 10.125%
                                                due 12/01/2014 (f)                                                      8,452,050
                                    3,550,000   Momentive Performance Materials, Inc., 11.50%
                                                due 12/01/2016 (f)                                                      3,479,000
                                    2,350,000   Mosaic Global Holdings, Inc., 7.625% due 12/01/2016 (f)                 2,435,187
                                    7,400,000   Nova Chemicals Corp., 6.50% due 1/15/2012                               7,011,500
                                    5,535,000   Nova Chemicals Corp., 8.502% due 11/15/2013 (a)                         5,535,000
                                   15,525,000   Omnova Solutions, Inc., 11.25% due 6/01/2010                           16,689,375
                             EUR    1,125,000   Rockwood Specialties Group, Inc., 7.625% due 11/15/2014                 1,581,579
                                                                                                                  ---------------
                                                                                                                       96,934,093

Consumer - Non-              USD    6,425,000   American Greetings Corp., 7.375% due 6/01/2016                          6,601,687
Durables - 1.1%                     9,275,000   Levi Strauss & Co., 8.875% due 4/01/2016                                9,692,375
                                                                                                                  ---------------
                                                                                                                       16,294,062

Diversified Media - 6.7%            1,230,000   Affinion Group, Inc., 10.125% due 10/15/2013                            1,303,800
                                    4,090,000   Affinion Group, Inc., 11.50% due 10/15/2015                             4,325,175
                                    1,700,000   CBD Media Holdings LLC, 9.25% due 7/15/2012                             1,770,125
                                    4,700,000   Dex Media, Inc., 8% due 11/15/2013                                      4,841,000
                                    4,150,000   Dex Media West LLC, 9.875% due 8/15/2013                                4,523,500
                                    8,305,000   Idearc, Inc., 8% due 11/15/2016 (f)                                     8,429,575
                                   18,025,000   Liberty Media Corp., 0.75% due 3/30/2023 (c)                           22,846,688
                                    1,350,000   Network Communications, Inc., 10.75% due 12/01/2013                     1,363,500
                                   11,300,000   Nielsen Finance LLC, 10% due 8/01/2014 (f)                             12,246,375
                                    1,070,000   Nielsen Finance LLC, 11.62% due 8/01/2016 (f)(g)                          736,963
                                   13,635,000   Primedia, Inc., 8% due 5/15/2013                                       13,191,863
                                    6,225,000   Quebecor World Capital Corp., 8.75% due 3/15/2016 (f)                   5,960,438
                                    2,500,000   Quebecor World, Inc., 9.75% due 1/15/2015 (f)                           2,515,625
                                    2,050,000   RH Donnelley Corp., Series A-1, 6.875% due 1/15/2013                    1,965,438
                                    3,900,000   RH Donnelley Corp., Series A-2, 6.875% due 1/15/2013                    3,739,125
                                    3,100,000   Universal City Florida Holding Co. I, 10.121% due 5/01/2010 (a)         3,200,750
                                    5,800,000   World Color Press, Inc., 6% due 10/01/2007 (c)                          5,742,000
                                                                                                                  ---------------
                                                                                                                       98,701,940

Energy - Exploration &              2,625,000   Berry Petroleum Co., 8.25% due 11/01/2016                               2,628,281
Production - 2.8%                   5,775,000   Chaparral Energy, Inc., 8.50% due 12/01/2015                            5,746,125
                                   10,025,000   Compton Petroleum Finance Corp., 7.625% due 12/01/2013                  9,674,125
                                    7,200,000   OPTI Canada, Inc., 8.25% due 12/15/2014 (f)                             7,398,000
                                    4,955,000   Pogo Producing Co., 7.875% due 5/01/2013                                5,029,325
                                    5,840,000   Sabine Pass LNG LP, 7.50% due 11/30/2016 (f)                            5,818,100
                                    5,530,000   Stone Energy Corp., 8.11% due 7/15/2010 (a)(f)                          5,474,700
                                                                                                                  ---------------
                                                                                                                       41,768,656

Energy - Other - 5.3%               5,155,000   Aleris International, Inc., 9% due 12/15/2014 (f)                       5,180,775
                                    6,725,000   Copano Energy LLC, 8.125% due 3/01/2016                                 6,960,375
                                    2,345,000   El Paso Production Holding Co., 7.75% due 6/01/2013                     2,453,456
                                    3,170,000   Ferrellgas Partners LP, 8.75% due 6/15/2012                             3,249,250
                                    1,130,000   KCS Energy, Inc., 7.125% due 4/01/2012                                  1,098,925
                                    3,300,000   North American Energy Partners, Inc., 8.75% due 12/01/2011              3,316,500
                                   18,000,000   Petrobras International Finance Co., 7.75% due 9/15/2014               20,025,000
                                   21,611,488   Petroleum Export Ltd. II, 6.34% due 6/20/2011 (e)(f)                   21,287,316
                                   10,700,000   SemGroup LP, 8.75% due 11/15/2015 (f)                                  10,753,500
                                    2,660,000   Tennessee Gas Pipeline Co., 7.625% due 4/01/2037                        2,989,957
                                                                                                                  ---------------
                                                                                                                       77,315,054

Financial - 1.8%                    4,190,000   American Real Estate Partners LP, 7.125% due 2/15/2013                  4,210,950
                                    9,730,000   Fairfax Financial Holdings Ltd., 7.75% due 4/26/2012                    9,584,050
                                      475,000   NCO Group, Inc., 10.244% due 11/15/2013 (a)(f)                            471,438
                                    3,700,000   Saxon Capital, Inc., 12% due 5/01/2014 (f)                              5,287,041
                                    7,275,000   Triad Acquisition Corp. Series B, 11.125% due 5/01/2013                 6,911,250
                                                                                                                  ---------------
                                                                                                                       26,464,729

Food & Tobacco - 0.6%               3,200,000   AmeriQual Group LLC, 9.50% due 4/01/2012 (f)                            3,300,000
                                   20,000,000   DGS International Finance Co., 10% due 6/01/2007 (f)(j)                   100,000
                                    2,150,000   Del Monte Corp., 8.625% due 12/15/2012                                  2,268,250
                                    2,730,000   Swift & Co., 12.50% due 1/01/2010                                       2,791,425
                                                                                                                  ---------------
                                                                                                                        8,459,675

Gaming - 4.9%                       8,750,000   Boyd Gaming Corp., 7.125% due 2/01/2016                                 8,706,250
                                    4,075,000   CCM Merger, Inc., 8% due 8/01/2013 (f)                                  3,983,312
                                    1,425,000   Caesars Entertainment, Inc., 8.125% due 5/15/2011                       1,490,906
                                    3,925,000   Galaxy Entertainment Finance Co. Ltd., 10.354%
                                                due 12/15/2010 (a)(f)                                                   4,160,500
                                    1,800,000   Galaxy Entertainment Finance Co. Ltd., 9.875%
                                                due 12/15/2012 (f)                                                      1,928,250
                                    4,890,000   Greektown Holdings, 10.75% due 12/01/2013 (f)                           5,110,050
                                    2,180,000   Harrah's Operating Co., Inc., 5.75% due 10/01/2017                      1,826,417
                                    5,965,000   Little Traverse Bay Bands of Odawa Indians, 10.25%
                                                due 2/15/2014 (f)                                                       5,994,825
                                      775,000   MGM Mirage, 6% due 10/01/2009                                             773,062
                                    5,775,000   MGM Mirage, 6.75% due 4/01/2013                                         5,645,062
                                      945,000   Poster Financial Group, Inc., 8.75% due 12/01/2011                        980,438
                                    2,260,000   Seneca Gaming Corp., 7.25% due 5/01/2012                                2,299,550
                                    4,625,000   Station Casinos, Inc., 7.75% due 8/15/2016                              4,659,688
                                    8,050,000   Station Casinos, Inc., 6.625% due 3/15/2018                             6,902,875
                                    5,050,000   Tropicana Entertainment, 9.625% due 12/15/2014 (f)(o)                   4,999,500
                                    1,825,000   Turning Stone Resort Casino Enterprise, 9.125%
                                                due 9/15/2014 (f)                                                       1,866,063
                                   10,500,000   Wynn Las Vegas LLC, 6.625% due 12/01/2014                              10,434,375
                                                                                                                  ---------------
                                                                                                                       71,761,123

Health Care - 3.3%                  3,970,000   Accellent, Inc., 10.50% due 12/01/2013                                  4,118,875
                                    7,770,000   Angiotech Pharmaceuticals, Inc., 9.103% due 12/01/2013 (a)(f)           7,867,125
                                      115,000   Angiotech Pharmaceuticals, Inc., 7.75% due 4/01/2014 (f)                  100,050
                                    3,875,000   HealthSouth Corp., 10.75% due 6/15/2016 (f)                             4,170,469
                                    6,275,000   Select Medical Corp., 7.625% due 2/01/2015                              5,208,250
                                    6,775,000   Tenet Healthcare Corp., 9.875% due 7/01/2014                            6,893,563
                                    1,085,000   Tenet Healthcare Corp., 9.25% due 2/01/2015                             1,085,000
                                    3,585,000   Tenet Healthcare Corp., 6.875% due 11/15/2031                           2,876,963
                                   10,375,000   US Oncology, Inc., 10.75% due 8/15/2014                                11,464,375
                                    4,000,000   Ventas Realty, LP, 9% due 5/01/2012                                     4,520,000
                                                                                                                  ---------------
                                                                                                                       48,304,670

Housing - 4.1%                     15,115,000   Ashton Woods USA LLC, 9.50% due 10/01/2015                             13,754,650
                                    3,100,000   Building Materials Corp. of America, 8% due 12/01/2008                  3,239,500
                                    7,925,000   Building Materials Corp. of America, 7.75% due 8/01/2014                7,172,125
                                    2,810,000   Esco Corp., 8.625% due 12/15/2013 (f)                                   2,887,275
                                    1,110,000   Esco Corp., 9.235% due 12/15/2013 (a)(f)                                1,126,650
                                    3,975,000   Goodman Global Holding Co., Inc., 7.875% due 12/15/2012                 3,905,437
                                    1,360,000   Nortek, Inc., 8.50% due 9/01/2014                                       1,332,800
                                    7,035,000   Ply Gem Industries, Inc., 9% due 2/15/2012                              5,979,750
                                   14,000,000   Stanley-Martin Communities LLC, 9.75% due 8/15/2015                    11,060,000
                                   10,000,000   Technical Olympic USA, Inc., 8.25% due 4/01/2011 (f)                    9,750,000
                                      680,000   Texas Industries, Inc., 7.25% due 7/15/2013                               690,200
                                                                                                                  ---------------
                                                                                                                       60,898,387

Information Technology - 4.9%       1,730,000   Amkor Technologies, Inc., 7.75% due 5/15/2013                           1,591,600
                                    2,135,000   Compagnie Generale de Geophysique SA, 7.50%
                                                due 5/15/2015                                                           2,145,675
                                   10,861,000   Cypress Semiconductor Corp., 1.25% due 6/15/2008 (c)                   13,535,521
                                   19,650,000   Freescale Semiconductor, Inc., 9.125% due 12/15/2014 (f)               19,527,187
                                    2,260,000   Freescale Semiconductor, Inc., 9.244% due 12/15/2014 (a)(f)             2,240,225
                                      360,000   iPayment Investors LP, 12.75% due 7/15/2014 (a)(f)                        383,400
                                    4,130,000   Nortel Networks Ltd., 9.61% due 7/15/2011 (a)(f)                        4,351,988
                                    6,475,000   Nortel Networks Ltd., 10.125% due 7/15/2013 (f)                         6,993,000
                                    8,105,000   SunGard Data Systems, Inc., 9.125% due 8/15/2013                        8,510,250
                                    6,995,000   SunGard Data Systems, Inc., 9.973% due 8/15/2013 (a)                    7,266,056
                                    7,210,000   Telcordia Technologies, Inc., 10% due 3/15/2013 (f)                     6,344,800
                                                                                                                  ---------------
                                                                                                                       72,889,702

Leisure - 0.7%                      8,145,000   Host Marriott LP, 6.75% due 6/01/2016                                   8,155,181
                                      890,000   Travelport, Inc., 9.875% due 9/01/2014 (f)                                894,450
                                    1,545,000   Travelport, Inc., 9.994% due 9/01/2014 (a)(f)                           1,506,375
                                      135,000   Travelport, Inc., 11.875% due 9/01/2016 (f)                               138,375
                                                                                                                  ---------------
                                                                                                                       10,694,381

Manufacturing - 3.5%                6,675,000   Caue Finance Ltd., 8.875% due 8/01/2015 (f)                             7,509,375
                                    8,158,000   Invensys Plc, 9.875% due 3/15/2011 (f)                                  8,749,455
                                    4,550,000   Mueller Group, Inc., 10% due 5/01/2012                                  4,948,125
                                    8,880,000   NXP B.V., 9.50% due 10/15/2015 (f)                                      9,102,000
                                    4,435,000   RBS Global, Inc., 11.75% due 8/01/2016 (f)                              4,634,575
                                   16,325,000   Superior Essex Communications LLC, 9% due 4/15/2012                    16,978,000
                                                                                                                  ---------------
                                                                                                                       51,921,530

Metal - Other - 2.3%               10,425,000   Indalex Holding Corp., 11.50% due 2/01/2014 (f)                        10,894,125
                                    7,475,000   Novelis, Inc., 7.25% due 2/15/2015 (f)                                  7,232,063
                                    6,900,000   RathGibson, Inc., 11.25% due 2/15/2014                                  7,314,000
                                    7,720,000   Southern Copper Corp., 6.375% due 7/27/2015                             7,855,447
                                                                                                                  ---------------
                                                                                                                       33,295,635

Packaging - 1.2%                    4,890,000   Berry Plastics Holding Corp., 8.875% due 9/15/2014 (f)                  4,963,350
                                    5,825,000   Berry Plastics Holding Corp., 9.235% due 9/15/2014 (a)(f)               5,897,812
                                    1,930,000   Impress Holdings B.V., 8.585% due 9/15/2013 (a)(f)                      1,934,825
                                      625,000   Owens-Illinois, Inc., 7.35% due 5/15/2008                                 628,906
                                    2,550,000   Packaging Dynamics Finance Corp., 10% due 5/01/2016 (f)                 2,550,000
                                    1,820,000   Pregis Corp., 12.375% due 10/15/2013 (f)                                1,970,150
                                                                                                                  ---------------
                                                                                                                       17,945,043

Paper - 7.1%                       21,000,000   APP Finance II Mauritius Ltd, 12% (c)(d)(j)                               105,000
                                    2,245,000   Abitibi-Consolidated, Inc., 8.55% due 8/01/2010                         2,132,750
                                    3,305,000   Abitibi-Consolidated, Inc., 6% due 6/20/2013                            2,644,000
                                   11,025,000   Ainsworth Lumber Co. Ltd., 7.25% due 10/01/2012                         8,682,187
                                    3,325,000   Boise Cascade LLC, 7.125% due 10/15/2014                                3,216,937
                                    7,205,000   Bowater Canada Finance, 7.95% due 11/15/2011                            7,060,900
                                   10,550,000   Domtar, Inc., 7.125% due 8/15/2015                                     10,339,000
                                    8,821,000   Graphic Packaging International Corp., 9.50% due 8/15/2013              9,306,155
                             EUR    9,404,093   Jefferson Smurfit Group Plc, 11.50% due 10/01/2015 (f)                 12,987,964
                             USD   12,000,000   Mandra Forestry, 12% due 5/15/2013 (f)                                  9,600,000
                                    6,475,000   NewPage Corp., 11.621% due 5/01/2012 (a)                                6,993,000
                                   10,525,000   NewPage Corp., 12% due 5/01/2013                                       11,130,188
                                    3,384,383   PT Pabrik Kertas Tjiwa Kimia Tranche B, 3.783%
                                                due 4/28/2018 (f)                                                       1,726,035
                                   12,250,000   Smurfit Kappa Funding Plc, 9.625% due 10/01/2012                       12,985,000
                                    6,270,000   Smurfit-Stone Container Enterprises, Inc., 9.75%
                                                due 2/01/2011                                                           6,465,938
                                                                                                                  ---------------
                                                                                                                      105,375,054

Retail - 3.9%                       2,970,000   Buffets, Inc., 12.50% due 11/01/2014 (f)                                2,992,275
                                    1,570,000   Burlington Coat Factory Warehouse Corp., 11.125%
                                                due 4/15/2014 (f)                                                       1,530,750
                                   10,575,000   General Nutrition Centers, Inc., 8.625% due 1/15/2011                  11,130,187
                                    6,100,000   Michaels Stores, Inc., 10% due 11/01/2014 (f)                           6,344,000
                                    9,640,000   Michaels Stores, Inc., 11.375% due 11/01/2016 (f)                      10,049,700
                                    6,550,000   Neiman Marcus Group, Inc., 9% due 10/15/2015                            7,147,688
                                    6,125,000   Neiman Marcus Group, Inc., 10.375% due 10/15/2015                       6,814,063
                                   11,200,000   Southern States Cooperative, Inc., 10.50% due 11/01/2010 (f)           11,816,000
                                                                                                                  ---------------
                                                                                                                       57,824,663

Service - 2.8%                      1,500,000   Ahern Rentals, Inc., 9.25% due 8/15/2013 (f)                            1,563,750
                                    6,225,000   Allied Waste North America, Inc., 6.375% due 4/15/2011                  6,147,187
                                    9,000,000   Ashtead Capital, Inc., 9% due 8/15/2016 (f)                             9,630,000
                                    4,000,000   Ashtead Holdings Plc, 8.625% due 8/01/2015 (f)                          4,160,000
                                    2,400,000   Avis Budget Car Rental LLC, 7.625% due 5/15/2014 (f)                    2,340,000
                                      250,000   Avis Budget Car Rental LLC, 7.874% due 5/15/2014 (a)(f)                   241,250
                                    1,900,000   Buhrmann US, Inc., 8.25% due 7/01/2014                                  1,885,750
                                    2,025,000   Corrections Corp. of America, 6.75% due 1/31/2014                       2,045,250
                                    2,135,000   DI Finance Series B, 9.50% due 2/15/2013                                2,263,100
                                    6,075,000   Dycom Industries, Inc., 8.125% due 10/15/2015                           6,287,625
                                    1,555,000   Mac-Gray Corp., 7.625% due 8/15/2015                                    1,578,325
                                    3,300,000   United Rentals North America, Inc., 7.75% due 11/15/2013                3,312,375
                                                                                                                  ---------------
                                                                                                                       41,454,612

Steel - 0.7%                        9,000,000   CSN Islands VIII Corp., 9.75% due 12/16/2013 (f)                       10,197,000

Telecommunications - 3.1%           4,615,000   ADC Telecommunications, Inc., 1% due 6/15/2008 (c)                      4,326,563
                                    5,500,000   ADC Telecommunications, Inc., 5.729% due 6/15/2013 (a)(c)               5,259,375
                                      935,000   Citizens Communications Co., 6.25% due 1/15/2013                          917,469
                                    3,405,000   ProtoStar I Ltd., 12.50% due 10/15/2012 (a)(c)(f)(h)(i)                 3,507,150
                                    9,300,000   Qwest Corp., 7.50% due 10/01/2014                                       9,858,000
                                    8,750,000   Time Warner Telecom Holdings, Inc., 9.25% due 2/15/2014                 9,351,563
                                   11,800,000   Windstream Corp., 8.125% due 8/01/2013                                 12,773,500
                                                                                                                  ---------------
                                                                                                                       45,993,620

Transportation - 0.4%               1,770,000   Britannia Bulk Plc, 11% due 12/01/2011 (f)                              1,661,587
                                    3,750,000   Navios Maritime Holdings, Inc., 9.50% due 12/15/2014 (f)                3,691,104
                                                                                                                  ---------------
                                                                                                                        5,352,691

Utility - 6.0%                      4,050,000   The AES Corp., 7.75% due 3/01/2014                                      4,272,750
                                    6,625,000   Aes Dominicana Energia Finance SA, 11% due 12/13/2015 (f)               6,956,250
                                    1,895,000   CenterPoint Energy, Inc. Series B, 3.75% due 5/15/2023 (c)              2,752,488
                                    2,505,000   Conexant Systems, Inc., 9.124% due 11/15/2010 (a)(f)                    2,542,575
                                    1,550,000   Dynegy Holdings, Inc., 8.375% due 5/01/2016                             1,627,500
                                    3,375,000   Edison Mission Energy, 7.75% due 6/15/2016                              3,577,500
                                   10,575,000   Mirant North America LLC, 7.375% due 12/31/2013                        10,733,625
                                   11,250,000   NRG Energy, Inc., 7.25% due 2/01/2014                                  11,334,375
                                   12,650,000   NRG Energy, Inc., 7.375% due 2/01/2016                                 12,713,250
                                   18,345,000   Reliant Energy, Inc., 9.50% due 7/15/2013                              19,675,013
                                    3,900,000   Sierra Pacific Resources, 8.625% due 3/15/2014                          4,187,270
                                    4,565,632   Tenaska Alabama Partners LP, 7% due 6/30/2021 (f)                       4,534,375
                                    3,005,000   Transcontinental Gas Pipe Line Corp. Series B, 8.875%
                                                due 7/15/2012                                                           3,395,650
                                                                                                                  ---------------
                                                                                                                       88,302,621

Wireless                     EUR    3,030,000   BCM Ireland Preferred Equity Ltd., 10.597% due 2/15/2017 (f)            3,979,737
Communications - 2.9%        USD    2,260,000   Centennial Communications Corp., 8.125% due 2/01/2014                   2,319,325
                                    4,535,000   Cricket Communications, Inc., 9.375% due 11/01/2014 (f)                 4,784,425
                                    3,110,000   FiberTower Corp., 9% due 11/15/2012 (c)(f)                              3,712,563
                                    8,045,000   MetroPCS Wireless, Inc., 9.25% due 11/01/2014 (f)                       8,407,025
                                    7,560,000   Rural Cellular Corp., 8.25% due 3/15/2012                               7,871,850
                                      450,000   West Corp., 9.50% due 10/15/2014 (f)                                      450,000
                                   11,605,000   West Corp., 11% due 10/15/2016 (f)                                     11,721,050
                                                                                                                  ---------------
                                                                                                                       43,245,975

                                                Total Corporate Bonds
                                                (Cost - $1,414,663,569) - 94.2%                                     1,390,281,231



                                       Shares
                                         Held   Common Stocks (i)
Cable - U.S. - 0.7%                   256,595   Loral Space & Communications Ltd.                                      10,448,548

Manufacturing - 1.0%                  852,625   Medis Technologies Ltd. (n)                                            14,861,254

Paper - 0.2%                        1,280,355   Western Forest Products, Inc.                                           2,108,032
                                      330,542   Western Forest Products, Inc. Restricted Shares                           544,219
                                                                                                                  ---------------
                                                                                                                        2,652,251

Telecommunications - 0.0%                   2   PTV, Inc.                                                                   1,001

                                                Total Common Stocks
                                                (Cost - $63,605,681) - 1.9%                                            27,963,054



                                                Preferred Stocks
Cable - U.S. - 0.2%                    13,277   Loral Spacecom Corp. Series A, 12% (h)                                  2,735,062

Telecommunications - 0.0%                 130   PTV, Inc. Series A, 10%                                                       553

                                                Total Preferred Stocks
                                                (Cost - $2,623,910) - 0.2%                                              2,735,615



                                                Warrants (b)
Cable - International - 0.0%          117,980   NTL, Inc. (expires 1/13/2011)                                              15,337

Cable - U.S. - 0.0%                    15,000   Loral Space & Communications (expires 1/15/2007)                              150

Health Care - 0.0%                    201,408   HealthSouth Corp. (expires 1/16/2014)                                     161,126

Wireless                                3,600   American Tower Corp. (expires 8/01/2008)                                1,894,747
Communications - 0.1%

                                                Total Warrants
                                                (Cost - $526,647) - 0.1%                                                2,071,360



                                   Beneficial
                                     Interest   Short-Term Securities
                             USD   31,364,903   BlackRock Liquidity Series, LLC
                                                Cash Sweep Series, 5.26% (k)(l)                                        31,364,903
                                      176,700   BlackRock Liquidity Series, LLC
                                                Money Market Series, 5.29% (k)(l)(p)                                      176,700

                                                Total Short-Term Securities
                                                (Cost - $31,541,603) - 2.1%                                            31,541,603

                                                Total Investments (Cost - $1,512,961,410*) - 98.5%                  1,454,592,863
                                                Other Assets Less Liabilities - 1.5%                                   22,028,832
                                                                                                                  ---------------
                                                Net Assets - 100.0%                                               $ 1,476,621,695
                                                                                                                  ===============


  * The cost and unrealized appreciation (depreciation) of investments as of December 31, 2006, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                $   1,515,705,210
                                                  =================
    Gross unrealized appreciation                 $      47,926,281
    Gross unrealized depreciation                     (109,038,628)
                                                  -----------------
    Net unrealized depreciation                   $    (61,112,347)
                                                  =================

(a) Floating rate security.

(b) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(c) Convertible security.

(d) Security is a perpetual bond and has no definite maturity date.

(e) Subject to principal paydowns.

(f) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(g) Represents a step bond; the interest rate shown reflects the effective yield at the time of purchase.

(h) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.

(i) Non-income producing security.

(j) Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.

(k) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                  Net            Interest
    Affiliate                                   Activity          Income

    BlackRock Liquidity Series, LLC
    Cash Sweep Series                      $  (77,231,043)     $  1,399,429
    BlackRock Liquidity Series, LLC
    Money Market Series                    $       176,700     $      7,025


(l) Represents the current yield as of December 31, 2006.

(m) As a result of bankruptcy proceedings, the company did not repay the principal amount of the security upon maturity.

(n) Security, or a portion of security, is on loan.

(o) When-issued security.

(p) Security was purchased with cash proceeds from securities loans.

  o Swap contracts outstanding as of December 31, 2006 were as follows:

                                                  Notional        Unrealized
                                                   Value         Appreciation

    Sold credit default protection on Ford Motor
    Company and receive 4.20%

    Broker, Deutsche Bank AG London
    Expires March 2010                          $  6,000,000      $   55,518


  o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

  o Currency Abbreviations:
    EUR  Euro
    USD  U.S. Dollar


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock High Income Fund of BlackRock Bond Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock High Income Fund of BlackRock Bond Fund, Inc.


Date:  February 20, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock High Income Fund of BlackRock Bond Fund, Inc.


Date:  February 20, 2007


By:    /s/ Donald C. Burke
       --------------------
       Donald C. Burke
       Chief Financial Officer
       BlackRock High Income Fund of BlackRock Bond Fund, Inc.


Date:  February 20, 2007